LEASES (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year 6 months
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	30 years